Provisions (Tables)	12 Months Ended
Dec. 31, 2023
Provisions [abstract]
Disclosure of provisions	Provisions consisted of the following:

	At December 31,
	2023			2022
	Current	Non- current	Total	Current	Non- current	Total
	(€ million)
Product warranty and recall campaigns	€3,574	€5,410	€8,984	€3,501	€5,764	€9,265
Sales incentives	6,031	—	6,031	3,395	—	3,395
Restructuring	958	342	1,300	853	687	1,540
Legal proceedings and disputes	343	747	1,090	405	793	1,198
Commercial risks	2,301	422	2,723	2,444	228	2,672
Other risks	517	823	1,340	713	988	1,701
Total Provisions	€13,724	€7,744	€21,468	€11,311	€8,460	€19,771

Disclosure of changes in other provisions	Changes in Provisions were as follows:

	At January 1, 2023	Additional provisions	Settlements	Unused amounts	Translation differences	Transfer to Liabilities held for sale	Change in scope	Other	At December 31, 2023
	(€ million)
Product warranty and recall campaigns	€9,265	€5,064	€(5,066)	€(114)	€(210)	€(63)	€—	€108	€8,984
Sales incentives	3,395	10,378	(7,552)	(69)	(103)	—	—	(18)	6,031
Restructuring costs	1,540	1,147	(1,058)	(344)	(4)	—	(1)	20	1,300
Legal proceedings and disputes	1,198	192	(266)	(69)	7	—	(1)	29	1,090
Commercial risks	2,672	912	(731)	(39)	(87)	—	—	(4)	2,723
Other risks	1,701	429	(411)	(316)	(17)	—	(7)	(39)	1,340
Total Provisions	€19,771	€18,122	€(15,084)	€(951)	€(414)	€(63)	€(9)	€96	€21,468